BREAKDOWN OF TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
Breakdown Of Transactions With Noncontrolling Interests Tables Abstract
Transactions with non-controlling interests
IN MILLIONS OF USD	2018	2017
AMS of South Florida JV	6.9	-
HG Logan Retailers JV	1.6	-
Hudson-Kellee JFK 7 JV	0.9	-
Seattle Air Ventures	0.8	-
Increase in share capital of other subsidiaries	5.3	11.0
Total	15.5	11.0

Summarized statement of comprehensive income
IN MILLIONS OF USD	2018	2017	2016
Hudson Las Vegas JV
Turnover	70.8	67.1	64.6
Depreciation, amortization and impairment	(1.7)	(1.3)	(1.4)
Net profit for the year	12.4	10.9	9.6
Non-controlling interest	27%	27%	27%
Non-controlling interest share of the net profit Hudson Las Vegas	3.3	2.9	2.6
Non-controlling interests in other subsidiaries	33.0	26.9	23.7
Total comprehensive income attributable to NCI	36.3	29.8	26.3

Summarized statement of financial position
IN MILLIONS OF USD	31.12.2018	31.12.2017	31.12.2016
Hudson Las Vegas JV
Cash and cash equivalents	6.6	5.2	4.1
Other current assets	7.4	7.2	8.0
Non-current assets	9.6	9.4	8.9
Other current liabilities	(4.0)	(3.5)	(3.5)
Net assets	19.6	18.3	17.5
Non-controlling interest	27%	27%	27%
Non-controlling interest share of the equity Hudson Las Vegas	5.3	4.9	4.7
Non-controlling interests in other subsidiaries	79.5	73.8	67.5
Total net assets attributable to NCI	84.8	78.7	72.2